Note 20 - Income Tax - Earnings Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Before Income Tax by Jurisdiction	$ 311,113	$ 212,777
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member]
Earnings Before Income Tax by Jurisdiction	(34,547)	(33,907)
Foreign Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Earnings Before Income Tax by Jurisdiction	186,787	200,035
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities [Member]
Earnings Before Income Tax by Jurisdiction	$ 158,873	$ 46,649